Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Roll Forward]
Beginning Balance	$ 2,991	$ 3,012
Acquisitions		64
Dispositions	(1)
Amortization	(67)	(82)	$ (104)
Foreign currency translation	(22)	(3)
Ending Balance	2,901	2,991	3,012
Securities Services
Intangible Assets [Roll Forward]
Beginning Balance	230	194
Acquisitions		70
Dispositions	0
Amortization	(33)	(32)
Foreign currency translation	(4)	(2)
Ending Balance	193	230	194
Market and Wealth Services
Intangible Assets [Roll Forward]
Beginning Balance	392	414
Acquisitions		0
Dispositions	0
Amortization	(8)	(21)
Foreign currency translation	0	(1)
Ending Balance	384	392	414
Investment and Wealth Management
Intangible Assets [Roll Forward]
Beginning Balance	1,520	1,555
Dispositions	(1)	(6)
Amortization	(26)	(29)
Foreign currency translation	(18)	0
Ending Balance	1,475	1,520	1,555
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Acquisitions		0
Dispositions	0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849